VANECK VIP GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 96.2%
Australia : 5.1%
Allkem Ltd. * † 625,477 $ 4,676,954
Ecograf Ltd. * † 560,380 39,601
Glencore Plc (GBP) 2,132,300 12,142,401
Jervois Global Ltd. * † 2,055,300 46,028
16,904,984
Bermuda : 0.8%
Valaris Ltd. (USD) * 35,200 2,639,296
Underline
Brazil : 2.7%
Vale SA (ADR) 569,100 7,625,940
Yara International ASA (NOK) 37,400 1,412,211
9,038,151
British Virgin Islands : 0.1%
Talon Metals Corp. (CAD) * 1,484,700 284,205
Underline
Canada : 9.3%
Agnico Eagle Mines Ltd.
(USD) 101,022 4,591,450
Alamos Gold, Inc. (USD) 272,100 3,072,009
Barrick Gold Corp. (USD) 360,774 5,249,262
Euro Manganese, Inc.
(AUD) * 812,035 72,928
Franco-Nevada Corp. (USD) 37,100 4,952,479
Ivanhoe Mines Ltd. * 309,300 2,650,655
Kinross Gold Corp. (USD) 847,600 3,865,056
Nouveau Monde Graphite,
Inc. (USD) * 69,200 182,688
Nutrien Ltd. (USD) 94,465 5,834,158
30,470,685
China : 2.2%
PetroChina Co. Ltd. (HKD) 9,523,000 7,136,842
Underline
Finland : 0.5%
Neste Oyj † 44,400 1,503,767
Underline
France : 0.9%
Nexans SA 37,700 3,056,564
Underline
Ghana : 1.2%
Kosmos Energy Ltd. (USD) * 471,600 3,857,688
Underline
Italy : 4.0%
Eni SpA 469,900 7,548,384
Saipem SpA * 2,291,000 3,485,040
Saras SpA † 1,498,400 2,141,152
13,174,576
Netherlands : 1.5%
OCI NV 176,856 4,917,849
Underline
Norway : 2.3%
Equinor ASA (ADR) † 176,600 5,790,714
FREYR Battery SA (USD) * † 184,710 903,232
FREYR Battery SA (USD) * ø 185,000 904,650
7,598,596
Spain : 2.3%
Repsol SA 442,200 7,273,750
Soltec Power Holdings SA * † 46,200 150,969
7,424,719
Turkey : 0.5%
Eldorado Gold Corp. (USD) * 198,500 1,768,635
Underline
Number
of Shares Value
United Kingdom : 9.0%
BP Plc (ADR) 175,000 $ 6,776,000
Endeavour Mining Plc (CAD) 173,500 3,400,383
Shell Plc (ADR) 159,400 10,262,172
TechnipFMC Plc (USD) 454,900 9,252,666
29,691,221
United States : 50.4%
5E Advanced Materials,
Inc. * † 53,900 121,814
Array Technologies, Inc. * 155,500 3,450,545
Baker Hughes Co. 172,800 6,103,296
Bunge Ltd. 43,500 4,708,875
CF Industries Holdings, Inc. 70,700 6,061,818
ChampionX Corp. 129,400 4,609,228
Chart Industries, Inc. * † 39,400 6,663,328
Chesapeake Energy Corp. † 59,400 5,122,062
Chevron Corp. 20,800 3,507,296
ConocoPhillips 74,643 8,942,231
Corteva, Inc. 141,133 7,220,364
Diamondback Energy, Inc. 36,847 5,706,863
EQT Corp. † 153,400 6,224,972
EVgo, Inc. * † 120,700 407,966
Excelerate Energy, Inc. 81,700 1,392,168
Freeport-McMoRan, Inc. 213,600 7,965,144
Halliburton Co. 132,400 5,362,200
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. † 134,519 2,851,803
Hess Corp. 67,900 10,388,700
JBS S/A (BRL) 865,700 3,108,670
Kirby Corp. * 68,900 5,704,920
Liberty Energy, Inc. 108,280 2,005,346
Marathon Oil Corp. 143,500 3,838,625
Mosaic Co. 135,900 4,838,040
MP Materials Corp. * † 183,000 3,495,300
Newmont Corp. 129,796 4,795,962
Ormat Technologies, Inc. 62,380 4,361,610
Permian Resources Corp. 125,800 1,756,168
Piedmont Lithium, Inc. * 54,900 2,179,530
Pilgrim's Pride Corp. * 135,900 3,102,597
Pioneer Natural Resources
Co. 14,544 3,338,575
Schlumberger NV 115,300 6,721,990
SolarEdge Technologies,
Inc. * 11,000 1,424,610
Solid Power, Inc. * 33,500 67,670
Stem, Inc. * ø 177,000 750,480
Stem, Inc. * † 285,232 1,209,384
Sunnova Energy
International, Inc. * † 109,100 1,142,277
Valero Energy Corp. 104,600 14,822,866
165,475,293
Zambia : 3.4%
First Quantum Minerals Ltd.
(CAD) † 468,400 11,066,413
Underline
Total Common Stocks
(Cost: $248,086,893) 316,009,484

VANECK VIP GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
WARRANTS : 0.0%
(Cost: $37,527)
Norway : 0.0%
FREYR Battery SA,
USD 11.50, exp. 09/01/27 55,100 $ 55,100
Underline
MONEY MARKET FUND : 1.9%
(Cost: $6,143,768)
Invesco Treasury Portfolio -
Institutional Class 6,143,768 6,143,768
Underline
Total Investments Before Collateral for
Securities Loaned: 98.1%
(Cost: $254,268,188) 322,208,352
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.7%
Money Market Fund: 1.7%
(Cost: $5,417,037)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 5,417,037 $ 5,417,037
Total Investments: 99.8%
(Cost: $259,685,225) 327,625,389
Other assets less liabilities: 0.2% 644,758
NET ASSETS: 100.0% $ 328,270,147
Definitions:
ADR American Depositary Receipt
AUD Australia Dollar
BRL Brazilian Real
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
NOK Norwegian Krone
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $41,871,025.
* Non-income producing
ø Restricted Security – the aggregate value of restricted securities is $1,655,130, or 0.5% of net assets
Restricted securities held by the Fund as of September 30, 2023 are as follows:
Security
Acquisition
Date
Number of
Shares
Acquisition
Cost Value
% of
Net Assets
FREYR Battery SA 07/06/2021 185,000 $ 1,850,000 $ 904,650 0.3%
Stem, Inc. 04/28/2021 177,000 1,770,000 750,480 0.2%
$3,620,000 $1,655,130 0.5%
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Oil & Gas 48.4% $ 156,006,290
Base & Industrial Metals 15.6 49,898,947
Agriculture 12.7 41,204,582
Gold & Precious Metals 9.9 31,695,236
Renewables & Alternatives 6.8 22,240,626
Industrials & Utilities 3.9 12,368,248
Diversified Metals & Mining 0.8 2,650,655
Money Market Fund 1.9 6,143,768
100.0% $ 322,208,352